COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Purchase commitments	$ 625
Continuing Operations [Member]
Commitments And Contingencies [Line Items]
Rental expense under operating leases	$ 336	$ 744	$ 1,119
Discontinued Operations [Member]
Commitments And Contingencies [Line Items]
Rental expense under operating leases		$ 1,569	$ 1,177